[LOGO OF USAA]
   USAA(R)

                 USAA GLOBAL TITANS
                              INDEX Fund

                              [GRAPHIC OF USAA GLOBAL TITANS INDEX FUND]

   A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2002

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "
                                                IN MY OPINION,
[PHOTO OF CHRISTOPHER W. CLAUS]      FOUR CONSECUTIVE YEARS OF NEGATIVE
                                        TOTAL EQUITY RETURNS, WHILE
                                            POSSIBLE, IS UNLIKELY.
                                                      "
--------------------------------------------------------------------------------

                 The U.S. economy may be poised for a rebound, albeit at an uneven pace. In my opinion, four consecutive years of negative total equity returns, while possible, is unlikely.

                 I have several reasons for these views. First, the Federal Reserve Board (the Fed) continues to support the economy by keeping interest rates low. Until there is clear evidence that the economy is recovering, I expect the Fed to maintain a very accommodative monetary policy. In fact, I believe it will be late to raise rates, rather than early, to avoid slamming the brakes on a recovery.

                 Second, I am encouraged that some kind of fiscal stimulus, including tax reform, is likely in 2003. The Bush administration has proposed a $674 billion tax plan, although it remains to be seen what Congress will actually pass. Third, inflation is expected to remain low and not deteriorate into deflation. And finally, American workers are supporting the recovery by keeping productivity extremely high.

                 We believe these are persuasive reasons to be optimistic about the long-term prospects of the U.S. economy. Yet, in the short term, we at USAA counsel caution. Geopolitical tensions are running high as a war with Iraq looms and the United States and North Korea engage in "saber-rattling." If these situations are quickly resolved or minimized, we would expect to see opportunities unfold. Should they linger, the market and the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 economy will find themselves constrained. It is still too early to predict what will happen.

                 In this time of uncertainty, we remain committed to your best interests. We will continue to provide you with no-load mutual funds WITHOUT excessive fees, sales loads, or contractual plans. Our investment representatives stand ready - at no charge - to help you identify the USAA mutual funds that may be right for you. And should you need help creating a financial plan, our Certified Financial Planner(R) practitioners at USAA Financial Planning Services will be happy to assist you.

                 Last year, we put together what we believe to be one of the finest teams of portfolio managers and analysts in the country to manage USAA's mutual funds. In the coming years, we will continue to work hard to deliver the world-class service, guidance, and products that you have come to know and expect from us.

                 Thank you for your continuing faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHANGES AND EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FINANCIAL PLANNING AND RETIREMENT SERVICES PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

   INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                 1

   FINANCIAL INFORMATION

      Distributions to Shareholders                           6

      Independent Auditors' Report                            7

      Portfolio of Investments                                8

      Notes to Portfolio of Investments                      11

      Financial Statements                                   12

      Notes to Financial Statements                          15

   DIRECTORS' INFORMATION                                    26

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GLOBAL TITANS INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 At least 80% of the Fund's assets, including any borrowings for investment purposes, will be invested in the stocks of companies composing the Dow Jones Global Titans 50 Index.

                                  12/31/02              12/31/01
Net Assets                      $13.8 Million        $14.6 Million
Net Asset Value Per Share          $6.03                 $7.94

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                    1 YEAR               SINCE INCEPTION ON 10/27/00
                    -23.48%                        -20.12%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

            CUMULATIVE PERFORMANCE COMPARISON

       [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                   USAA GLOBAL          DOW JONES
                   TITANS INDEX          GLOBAL
                       FUND          TITANS 50 INDEX
* 10/30/00         $10,000.00          $10,000.00
  10/31/00          10,130.00           10,158.00
  11/30/00           9,390.00            9,431.70
  12/31/00           9,230.00            9,270.80
  01/31/01           9,550.00            9,614.74
  02/28/01           8,650.00            8,698.46
  03/31/01           8,130.00            8,166.11
  04/30/01           8,830.00            8,905.15
  05/31/01           8,710.00            8,789.38
  06/30/01           8,470.00            8,555.06
  07/31/01           8,330.00            8,418.17
  08/31/01           7,810.00            7,911.57
  09/30/01           7,400.00            7,500.17
  10/31/01           7,560.00            7,677.47
  11/30/01           7,950.00            8,070.56
  12/31/01           8,006.27            8,123.52
  01/31/02           7,663.43            7,781.69
  02/28/02           7,522.27            7,664.18
  03/31/02           7,804.60            7,939.21
  04/30/02           7,219.76            7,355.68
  05/31/02           7,209.68            7,356.25
  06/30/02           6,776.09            6,929.91
  07/31/02           6,261.83            6,397.00
  08/31/02           6,251.75            6,406.38
  09/30/02           5,545.91            5,675.41
  10/31/02           6,181.17            6,331.49
  11/30/02           6,513.92            6,674.03
  12/31/02           6,126.77            6,278.92

                        [END CHART]

                        DATA FROM 10/30/00* THROUGH 12/31/02.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Global Titans Index Fund closely tracks the Dow Jones Global Titans 50 Index, a market-capitalization-weighted index composed of 50 stocks of the world's largest multinational companies with a distinct asset class and no national borders to define their territories.

                 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES & COMPANY, INC., AND DOW JONES & COMPANY, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                   THE INDEX.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

         The USAA Global Titans Index Fund seeks investment performance that matches, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index (the index). For the year ended December 31, 2002, the index returned -22.64% and the Fund returned -23.48%.

         Global investing conditions were depressed throughout the year. In the United States, a number of developments kept pressure on stock prices. Intensifying conflict in the Middle East and tensions in Southeast Asia, coupled with domestic corporate accounting scandals and concerns about poor corporate performance, undermined investor confidence. On the economic front, alternately positive and negative data created uncertainty about a sustainable recovery. With unemployment still an issue and absent inflationary pressures, the Federal Reserve Board (the Fed) lowered interest rates once during the period, bringing them to a 40-year low of 1.25%. Low interest rates and resulting attractive mortgage rates helped maintain strength in the housing sector during much of the year.

         The disappointing U.S. results cast a shadow over many international markets during the year. European market performance largely tracked that of the U.S. markets; technology stocks led the charge downward for most of the year before enjoying a bounce upward in the final months. Across the Continent, worries about the financial sector also weighed on the markets, particularly in Germany and France. The United Kingdom experienced market declines for most of the year. Like their U.S. counterparts, many U.K. investors were concerned about accounting irregularities and terrorism. Japan appeared to be bucking the negative performance trend early in the year, but the global slowdown in technology eventually took its toll on Japan's export levels, leading to reduced productivity and rising

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 2 FOR THE DOW JONES GLOBAL TITANS 50 INDEX
         DEFINITION.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         unemployment. Japan's banking problems also resurfaced during the year, driving down stock prices for money-center banks.

         Among the index's 10 largest holdings, all lost share value for the period. Top holding General Electric Co. (5.37% of the index as of December 31, 2002) lost 37.71% and IBM Corp.
         (2.90% of the index as of December 31, 2002) lost 35.47%. Insurance company American International Group, Inc. (2.94% of the index as of December 31, 2002) lost 26.94%; Citigroup, Inc. (3.94% of the index as of December 31, 2002) lost 23.84%; and Pfizer, Inc. (4.17% of the index as of December 31, 2002) lost 22.16%. Technology giant Microsoft Corp. (5.28% of the index as of December 31, 2002) lost 21.96%. Johnson & Johnson, Inc. (3.53% of the index as of December 31, 2002) experienced the smallest decline, losing 7.88%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8-10.

         FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL
         INSTABILITY.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)

General Electric Co.                     5.3%

Microsoft Corp.                          5.3%

Exxon Mobil Corp.                        5.2%

Pfizer, Inc.                             4.1%

Citigroup, Inc.                          3.9%

Johnson & Johnson, Inc.                  3.5%

BP plc                                   3.4%

Wal-Mart Stores, Inc.                    3.0%

American International Group, Inc.       2.9%

IBM Corp.                                2.9%

              TOP 10 INDUSTRIES
              (% of Net Assets)

Pharmaceuticals                              17.5%

Banks                                         9.6%

Oil & Gas Exploration & Production            7.6%

Industrial Conglomerates                      6.9%

Integrated Oil & Gas                          6.7%

Diversified Financial Services                6.4%

Integrated Telecommunication Services         5.8%

Systems Software                              5.2%

Wireless Telecommunication Services           4.4%

Soft Drinks                                   3.8%

              TOP 5 COUNTRIES
             (% of Net Assets)

United States                           65.7%

United Kingdom                          15.4%

Switzerland                              6.9%

Japan                                    2.7%

Netherlands                              2.7%

   YOU WILL FIND A COMPLETE LIST OF SECURITIES
   THAT THE FUND OWNS ON PAGES 8-10.

6

 D I S T R I B U T I O N S
===========================-----------------------------------------------------
                            to SHAREHOLDERS

USAA GLOBAL TITANS INDEX FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year and calendar year ended December 31, 2002.

                         Ordinary income*                      $.0469

                 100% of ordinary income distributions qualifies for deduction by corporations.

                 * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY,
                   WHICH ARE TAXABLE AS ORDINARY INCOME.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

          USAA MUTUAL FUND, Inc.:

          We have audited the accompanying statement of assets and liabilities of USAA Global Titans Index Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of December 31, 2002, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2001, and the financial highlights for each of the periods presented through December 31, 2001, were audited by other auditors whose report dated
          February 8, 2002, expressed an unqualified opinion on the statements and financial highlights.

          We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Global Titans Index Fund at December 31, 2002, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                    /s/ ERNST & YOUNG LLP

          San Antonio, TX
          February 7, 2003

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

                                                                     MARKET
   NUMBER                                                             VALUE
OF SHARES     SECURITY                                                (000)
---------------------------------------------------------------------------

              DOMESTIC STOCKS (65.7%)

    6,943     American International Group, Inc.                  $     402
   12,936     AOL Time Warner, Inc. *                                   170
    2,308     AT&T Corp.                                                 61
    4,539     Bank of America Corp.                                     316
    5,612     BellSouth Corp.                                           145
    3,217     ChevronTexaco Corp.                                       214
   21,899     Cisco Systems, Inc. *                                     287
   15,288     Citigroup, Inc.                                           538
    6,895     Coca-Cola Co.                                             302
   20,382     Exxon Mobil Corp.                                         712
   30,097     General Electric Co.                                      733
    5,118     IBM Corp.                                                 397
   20,185     Intel Corp.                                               314
    5,984     J. P. Morgan Chase & Co.                                  144
    8,978     Johnson & Johnson, Inc.                                   482
    6,809     Merck & Co., Inc.                                         386
   13,976     Microsoft Corp. *                                         722
    2,969     Morgan Stanley                                            118
    5,206     PepsiCo, Inc.                                             220
   18,644     Pfizer, Inc.                                              570
    6,249     Philip Morris Companies, Inc.                             253
    3,933     Procter & Gamble Co.                                      338
   10,035     SBC Communications, Inc.                                  272
    6,050     Tyco International Ltd.                                   103
    8,261     Verizon Communications, Inc.                              320
    8,242     Wal-Mart Stores, Inc.                                     416
    6,199     Walt Disney Co.                                           101
                                                                  ---------
              Total domestic stocks (cost: $11,611)                   9,036
                                                                  ---------

              FOREIGN STOCKS (33.7%)

              FINLAND (1.7%)
   14,459     Nokia Oyj                                                 230
                                                                  ---------

              FRANCE (2.6%)
    4,264     AXA S.A.                                                   57
    2,084     TotalFinaElf S.A.                                         298
                                                                  ---------
                                                                        355
                                                                  ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

                                                                     MARKET
   NUMBER                                                             VALUE
OF SHARES     SECURITY                                                (000)
---------------------------------------------------------------------------
              GERMANY (1.7%)
      576     Allianz Holding AG                                  $      54
    2,494     DaimlerChrysler AG                                         77
    2,563     Siemens AG                                                109
                                                                  ---------
                                                                        240
                                                                  ---------

              JAPAN (2.7%)
    2,600     Sony Corp.                                                108
    9,900     Toyota Motor Corp.                                        266
                                                                  ---------
                                                                        374
                                                                  ---------

              NETHERLANDS (2.7%)
    5,035     ING Groep N.V.                                             85
    6,379     Royal Dutch Petroleum Co.                                 281
                                                                  ---------
                                                                        366
                                                                  ---------

              SWITZERLAND (6.9%)
    3,600     Credit Suisse Group *                                      78
    1,206     Nestle S.A.                                               255
    8,050     Novartis AG                                               293
    2,137     Roche Holdings AG                                         149
    3,590     UBS AG *                                                  175
                                                                  ---------
                                                                        950
                                                                  ---------

              UNITED KINGDOM (15.4%)
    4,917     AstraZeneca Group plc                                     176
   67,719     BP plc                                                    466
   19,839     Barclays plc                                              123
   18,317     GlaxoSmithKline plc                                       351
   28,634     HSBC Holdings plc                                         316
   16,993     Lloyds TSB Group plc                                      122
    8,098     Royal Bank Scotland Group plc                             194
  206,206     Vodafone Group plc                                        376
                                                                  ---------
                                                                      2,124
                                                                  ---------
              Total foreign stocks (cost: $5,729)                     4,639
                                                                  ---------

              TOTAL INVESTMENTS (COST: $17,340)                   $  13,675
                                                                  =========

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

                                                % OF
                                              NET ASSETS
                                              ----------
      Pharmaceuticals                            17.5%
      Banks                                       9.6
      Oil & Gas Exploration & Production          7.6
      Industrial Conglomerates                    6.9
      Integrated Oil & Gas                        6.7
      Diversified Financial Services              6.4
      Integrated Telecommunication Services       5.8
      Systems Software                            5.2
      Wireless Telecommunication Services         4.4
      Soft Drinks                                 3.8
      Multi-Line Insurance                        3.7
      General Merchandise Stores                  3.0
      Computer Hardware                           2.9
      Automobile Manufacturers                    2.5
      Household Products                          2.5
      Semiconductors                              2.3
      Networking Equipment                        2.1
      Movies & Entertainment                      2.0
      Packaged Foods & Meat                       1.9
      Tobacco                                     1.8
      Other                                       0.8
                                                 ----
      Total                                      99.4%
                                                 ====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 * Non-income-producing security for the year ended December 31,
                   2002.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

ASSETS
   Investments in securities, at market value (identified cost of $17,340)     $   13,675
   Receivables:
      Capital shares sold                                                              28
      Dividends and interest                                                           27
      Securities sold                                                                  91
      USAA Investment Management Company                                               80
                                                                               ----------
          Total assets                                                             13,901
                                                                               ----------

LIABILITIES

   Capital shares redeemed                                                              8
   USAA Investment Management Company                                                   7
   USAA Transfer Agency Company                                                         6
   Bank overdraft                                                                      83
   Accounts payable and accrued expenses                                               38
                                                                               ----------
          Total liabilities                                                           142
                                                                               ----------
             Net assets applicable to capital shares outstanding               $   13,759
                                                                               ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                             $   20,866
   Accumulated undistributed net investment income                                     30
   Accumulated net realized loss on investments                                    (3,473)
   Net unrealized depreciation on investments                                      (3,665)
   Net unrealized appreciation on foreign currency translations                         1
                                                                               ----------
             Net assets applicable to capital shares outstanding               $   13,759
                                                                               ==========
   Capital shares outstanding                                                       2,283
                                                                               ==========
   Authorized shares of $.01 par value                                            100,000
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $     6.03
                                                                               ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GLOBAL TITANS INDEX FUND

YEAR ENDED DECEMBER 31, 2002

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $11)                           $    254
      Interest                                                                          1
                                                                                 --------
        Total income                                                                  255
                                                                                 --------
   Expenses:
      Advisory fees                                                                    35
      Administrative fees                                                              49
      Transfer agent's fees                                                            66
      Custodian's fees                                                                 79
      Postage                                                                           8
      Shareholder reporting fees                                                       15
      Directors' fees                                                                   5
      Registration fees                                                                27
      Professional fees                                                                37
      Other                                                                            18
                                                                                 --------
        Total expenses                                                                339
      Expenses reimbursed                                                            (221)
                                                                                 --------
        Net expenses                                                                  118
                                                                                 --------
               Net investment income                                                  137
                                                                                 --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                                  (1,112)
      Foreign currency transactions                                                     2
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                  (2,794)
      Foreign currency translations                                                     1
                                                                                 --------
               Net realized and unrealized loss                                    (3,903)
                                                                                 --------
Decrease in net assets resulting from operations                                 $ (3,766)
                                                                                 ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GLOBAL TITANS INDEX FUND

YEARS ENDED DECEMBER 31,

                                                                               2002          2001
                                                                          --------------------------
FROM OPERATIONS

      Net investment income                                               $      137      $       94
      Net realized loss on investments                                        (1,112)         (2,360)
      Net realized gain on foreign currency transactions                           2               2
      Change in net unrealized appreciation/depreciation of:
         Investments                                                          (2,794)            211
         Foreign currency translations                                             1               -
                                                                          --------------------------
         Decrease in net assets resulting
            from operations                                                   (3,766)         (2,053)
                                                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

      Net investment income                                                     (108)           (148)
                                                                          --------------------------
      Net realized gains                                                           -              (1)
                                                                          --------------------------
FROM CAPITAL SHARE TRANSACTIONS

      Proceeds from shares sold                                                7,147          14,197
      Reinvested dividends                                                       105             117
      Cost of shares redeemed                                                 (4,233)        (12,126)
                                                                          --------------------------
         Increase in net assets from capital
             share transactions                                                3,019           2,188
                                                                          --------------------------
Net decrease in net assets                                                      (855)            (14)

NET ASSETS

      Beginning of period                                                     14,614          14,628
                                                                          --------------------------
      End of period                                                       $   13,759      $   14,614
                                                                          ==========================
Accumulated undistributed net investment income:
      End of period                                                       $       30      $       22
                                                                          ==========================
CHANGE IN SHARES OUTSTANDING

      Shares sold                                                              1,055           1,666
      Shares issued for dividends reinvested                                      17              15
      Shares redeemed                                                           (629)         (1,427)
                                                                          --------------------------
         Increase in shares outstanding                                          443             254
                                                                          ==========================

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

        USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Global Titans Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index. The Dow Jones Global Titans 50 Index currently consists of securities of the 50 largest multinational companies in the world. The size of the companies is measured by assets, book value, sales/revenue, net profit, and foreign sales rankings. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets. Under normal market conditions, Barclays attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including any borrowings for investment purposes, in the stocks of companies composing the Dow Jones Global Titans 50 Index.

             A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

                 2. Over-the-counter securities are priced at the
                    last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days
                    or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods
                    set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, and in consultation with the investment subadviser for the Fund, under valuation procedures approved by the Company's Board of Directors.

             B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged securities.

             C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

             D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

             E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

                 currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

             F. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended December 31, 2002, custodian fee offset arrangements did not affect fees.

             G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

      The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

      Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

      plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

      The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended December 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

      The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

      During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $23,000, decrease accumulated undistributed net investment income by $21,000, and increase accumulated net realized loss on investments by $2,000. This reclassification has no effect on net assets.

      Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains and losses as ordinary

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

      income for tax purposes and the tax deferral of losses on "wash sale" transactions.

      The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                                      2002              2001
                                                    --------------------------
      Ordinary income                               $ 107,000        $ 149,000

      Long-term capital gains                       $       -        $       -

      As of December 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                      $    30,000

      Accumulated net realized loss on investments        (1,761,000)

      Unrealized depreciation                             (5,377,000)

      Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2002, the Fund had a current post-October deferred capital loss of $327,000 and capital loss carryovers of $1,434,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

      Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2002, were $5,583,000 and $2,461,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

      The cost of securities at December 31, 2002, for federal income tax purposes, was $19,053,000.

      Gross unrealized appreciation and depreciation of investments as of December 31, 2002, for federal income tax purposes, were $230,000 and $5,608,000, respectively, resulting in net unrealized depreciation of $5,378,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

      A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

      At December 31, 2002, the terms of open foreign currency contracts were as follows (in thousands):

      FOREIGN CURRENCY CONTRACTS TO SELL:

--------------------------------------------------------------------------------------------------
                                     U.S. DOLLAR
EXCHANGE      CONTRACTS TO           VALUE AS OF     IN EXCHANGE      UNREALIZED     UNREALIZED
  DATE          RECEIVE                12/31/02    FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------
01/03/03    5 Pound Sterling           $   7          $   7             $  -           $  -
01/06/03    8 Pound Sterling              13             13                -              -
01/07/03    7    Swiss Franc               5              5                -              -
01/07/03    7  Euro Currency               8              8                -              -
--------------------------------------------------------------------------------------------------
                                       $  33          $  33             $  -           $  -
--------------------------------------------------------------------------------------------------

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

         A. ADVISORY FEES - The Manager carries out the Fund's investment policies and provides oversight of the management of the Fund's assets managed by a subadviser. The Fund's advisory fees are accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets. For the year ended December 31, 2002, the Fund incurred advisory fee expense of $35,000, of which $3,000 was payable to the Manager as of December 31, 2002.

         B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Barclays, under which Barclays directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the
             Fund) pays Barclays a subadvisory fee.

         C. ADMINISTRATIVE FEES - The Manager provides services related to the administration and operation of the Fund. The Fund's administrative fees are computed at an annualized rate of 0.35% of its average net assets, accrued daily and paid monthly. During the year ended December 31, 2002, the Fund incurred administrative fee expense of $49,000, of which $4,000 was payable to the Manager as of December 31, 2002.

         D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.85% of its annual average net assets, excluding the effect of any custodian fee offset arrangements, through April 30, 2003, and will reimburse the Fund for all expenses in excess of that amount, which for the year ended December 31, 2002, equaled $221,000. In subsequent years, the Manager may recover all or a portion of these reimbursed amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

             by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.85% of the Fund's annual average net assets. The carryover of excess expenses potentially reimbursable to the Manager but not recorded as a liability as of December 31, 2002, was $493,000.

         E.  TRANSFER AGENT'S FEES - USAA Transfer Agency
             Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. During the year ended December 31, 2002, the Fund incurred transfer agent's fee expense of $66,000, of which $6,000 was payable to the USAA Transfer Agency Company as of December 31, 2002.

         F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATE
--------------------------------------------------------------------------------

      Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                              PERIOD ENDED
                                                           YEAR ENDED DECEMBER 31,            DECEMBER 31,
                                                       ---------------------------------------------------
                                                          2002                2001                 2000*
                                                       ---------------------------------------------------
Net asset value at beginning of period                 $     7.94          $     9.23            $   10.00
                                                       ---------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                      .05                 .07                  .01(a)
   Net realized and unrealized loss                         (1.91)              (1.30)                (.78)(a)
                                                       ---------------------------------------------------
Total from investment operations                            (1.86)              (1.23)                (.77)(a)
                                                       ---------------------------------------------------
Less distributions:
   From net investment income                                (.05)               (.06)                   -
                                                       ---------------------------------------------------
Net asset value at end of period                       $     6.03          $     7.94            $    9.23
                                                       ===================================================
Total return (%) **                                        (23.48)             (13.26)               (7.70)
Net assets at end of period (000)                      $   13,759          $   14,614            $  14,628
Ratio of expenses to average net assets (%) ***               .85(b)              .85(b)               .85(c)
Ratio of expenses to average net assets excluding
   reimbursements (%) ***                                    2.43(b)             2.26(b)              3.24(c)
Ratio of net investment income to average net
   assets (%) ***                                             .98                 .61                  .73(c)
Portfolio turnover (%)                                      17.69               76.63                  .24

  *  Fund commenced on October 27, 2000.
 ** Assumes reinvestment of all dividend income distributions during the period.
***  For the year ended December 31, 2002, average net assets were $13,930,000.
(a)  Calculated using average shares.
(b) Reflects total expenses excluding any custodian fee offset arrangement, which had no impact on these ratios.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

DECEMBER 31, 2002

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

       On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended December 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on October 27, 2000. From that date through May 29, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

26

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

       The Company has five Officers and a Board of Directors. These Officers and Directors supervise the business and affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders. Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of December 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

       If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

       * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
         DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT CONSTITUTE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

       ROBERT G. DAVIS(2)
       Director and Chairman of the Board of Directors
       Date of Birth: November 1946

       Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds.
       Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

       CHRISTOPHER W. CLAUS(2)
       Director, President, and Vice Chairman of the Board of
         Directors
       Date of Birth: December 1960

       President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of the USAA Life Investment Trust, a registered investment company offering five individual funds.

28

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

       BARBARA B. DREEBEN(3),(4),(5)
       USAA Investment Management Company
       P. O. Box 659430
       San Antonio, TX 78265-9430
       Director
       Date of Birth: June 1945

       President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben serves as Director/Trustee of the USAA family of funds. Ms. Dreeben has served in her capacity as Director since January 1994. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

       ROBERT L. MASON, PH.D.(3),(4),(5)
       USAA Investment Management Company
       P. O. Box 659430
       San Antonio, TX 78265-9430
       Director
       Date of Birth: July 1946

       Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses in the fields of technological research and development. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

       MICHAEL F. REIMHERR(3),(4),(5)
       USAA Investment Management Company
       P. O. Box 659430
       San Antonio, TX 78265-9430
       Director
       Date of Birth: August 1945

       President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

       reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

       LAURA T. STARKS, PH.D.(3),(4),(5)
       USAA Investment Management Company
       P. O. Box 659430
       San Antonio, TX 78265-9430
       Director
       Date of Birth: February 1950

       Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

       RICHARD A. ZUCKER(2),(3),(4),(5)
       USAA Investment Management Company
       P. O. Box 659430
       San Antonio, TX 78265-9430
       Director
       Date of Birth: July 1943

       Vice President, Beldon Roofing Company (7/85-present).
       Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

       (1) INDICATES THOSE DIRECTORS AND OFFICERS WHO ARE EMPLOYEES OF THE MANAGER OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE 1940 ACT.

       (2)  MEMBER OF EXECUTIVE COMMITTEE

       (3)  MEMBER OF AUDIT COMMITTEE

       (4)  MEMBER OF PRICING AND INVESTMENT COMMITTEE

       (5)  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

30

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

       CLIFFORD A. GLADSON
       Vice President
       Date of Birth: November 1950

       Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

       STUART WESTER
       Vice President
       Date of Birth: June 1947

       Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

       MARK S. HOWARD
       Secretary
       Date of Birth: October 1963

       Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also holds the Officer positions of Secretary for the USAA family of funds and IMCO; Senior Vice President, Secretary, and Counsel of IMCO and USAA Shareholder Account Services; and Assistant Secretary of USAA Financial Planning Services, and USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

       DAVID M. HOLMES
       Treasurer
       Date of Birth: June 1960

       Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer positions of Treasurer of the USAA family of funds and IMCO and USAA Life Investment Trust, a registered investment company offering five individual funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

       ROBERTO GALINDO, JR.
       Assistant Treasurer
       Date of Birth: November 1960

       Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice
       President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President,
       Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo holds the Officer position of Assistant Treasurer for the USAA family of funds and USAA Life Investment Trust, a registered investment company offering five individual funds.

       (1)  INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
            INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

32

 N O T E S
==========----------------------------------------------------------------------

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

34

 N O T E S
==========----------------------------------------------------------------------

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

           DIRECTORS      Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

 INVESTMENT ADVISER,      USAA Investment Management Company
        UNDERWRITER,      9800 Fredericksburg Road
     AND DISTRIBUTOR      San Antonio, Texas 78288

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

INDEPENDENT AUDITORS      Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND      (from touch-tone phones only)
   USAA TOUCHLINE(R)      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road               -------------
   USAA(R)        San Antonio, Texas 78288                 PRSRT STD
                                                              U.S.
                                                            Postage
                                                            P A I D
                                                             USAA
                                                         -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE. (R)
   USAA                 -----------------------------------
                            INSURANCE o MEMBER SERVICES

37734-0203                                 (C)2003, USAA. All rights reserved.